DEFERRED CHARGES	12 Months Ended
Jul. 31, 2014
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES

11. DEFERRED CHARGES:

     Deferred charges for the fiscal years ended July 31, 2014 and 2013 consist of the following:

	July 31, 2014		July 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$2,667,272	$1,166,367	$2,708,480	$1,051,598
Professional fees for leasing	387,073	219,758	337,592	164,945
Financing costs	780,671	740,801	760,671	704,118
Total	$3,835,016	$2,126,926	$3,806,743	$1,920,661

     The aggregate amortization expense for the three years in the period ended July 31, 2014 was $468,607, $456,524, and $334,261, respectively.

     The weighted average life of current year additions to deferred charges was 8.89 years.

     The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2015	$336,030
2016	$289,729
2017	$220,331
2018	$177,903
2019	$102,735